CONDENSED CONSOLIDATED STATEMENTS OF EARNINGS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Interest Income, Operating	$ 54	$ 18	$ 4